PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (notes 6.1 and 6.3)	$ 58	$ 96
Payable from acquisition of financial assets	115	359
Unfavorable contracts	105	132
Income tax payable	219	214
Other	377	347
Total	874	1,148
AMSF
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets		235
Unfavorable contracts	105	132
Financial guarantee contracts
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	$ 80	$ 95